Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income	$ 724,847	$ 685,866	$ 659,571
Weighted average ordinary shares outstanding (in thousands)	170,155	179,218	188,487
Employee stock options, RSUs and PSUs (in thousands)	3,141	4,401	3,813
Diluted weighted average ordinary shares outstanding (in thousands)	173,296	183,619	192,300
Basic earnings per ordinary share	$ 4.26	$ 3.83	$ 3.50
Diluted earnings per ordinary share	$ 4.18	$ 3.74	$ 3.43